Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.8%
	Aerospace/Defense—1.7%
$ 5,700,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 5,685,066
9,550,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	9,657,638
20,750,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	21,130,161
2,950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	2,912,821
13,925,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	14,189,143
38,600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	39,573,106
6,175,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	5,850,725
14,275,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	13,562,710
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,766,086
	TOTAL	130,327,456
	Airlines—0.1%
8,156,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	8,157,173
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,121,271
	TOTAL	10,278,444
	Automotive—5.8%
36,950,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	36,927,276
10,200,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	10,348,699
3,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	3,866,624
4,100,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	4,157,662
80,275,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	80,826,088
4,375,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	4,447,647
6,875,000	Dana Financing Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	6,891,019
36,600,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	29,872,953
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,817,613
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	30,199,900
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	21,384,157
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	11,371,895
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,297,503
22,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	22,437,471
23,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	23,477,162
10,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	10,517,941
30,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	30,014,777
18,800,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	18,827,427
21,775,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	21,354,144
13,275,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	14,155,557
32,225,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	28,059,609
6,525,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	6,416,076
3,950,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	3,982,994
10,500,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	10,507,479
	TOTAL	443,159,673
	Banking—0.2%
11,450,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	11,500,211
	Building Materials—3.7%
9,850,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,510,132
3,275,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,030,620
5,975,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	6,167,101
6,925,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	6,808,700
33,150,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	29,539,553
39,475,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	35,311,623

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 26,425,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	$ 25,170,116
14,925,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	14,685,388
5,400,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	5,524,832
11,525,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	11,671,264
6,575,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	6,275,319
17,075,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	16,850,599
12,275,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	12,336,375
6,125,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	6,163,281
15,050,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	13,186,330
15,725,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	14,614,098
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,793,225
28,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	28,027,085
7,225,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	7,301,679
26,825,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	26,867,571
	TOTAL	284,834,891
	Cable Satellite—6.4%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	436,721
14,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	12,891,006
41,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	36,755,367
8,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	7,175,625
31,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	28,702,424
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	2,930,435
27,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	25,327,215
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,545,000
9,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	9,108,834
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	10,214,413
11,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	11,218,932
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,097,715
3,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	2,784,111
24,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	18,443,201
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	19,568,579
19,475,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	10,693,305
16,050,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	14,873,408
10,750,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	6,250,196
3,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	3,391,788
11,800,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	8,476,061
15,050,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	9,916,212
16,350,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	15,623,707
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,854,650
15,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	13,036,785
9,825,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	9,195,467
18,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	16,927,919
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,537,850
20,375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	19,853,418
37,675,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	34,995,931
44,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	42,636,594
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	13,104,447
7,400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	6,569,550
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	9,439,737
10,100,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	8,760,154
17,325,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	15,247,850
15,350,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	13,732,726
3,800,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,562,541

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 7,925,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	$ 7,215,838
	TOTAL	488,095,712
	Chemicals—2.7%
7,350,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,324,121
6,125,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	6,013,112
5,275,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,500,153
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,740,644
9,425,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	9,568,976
20,250,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	19,347,113
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	11,274,096
33,250,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	30,569,967
18,200,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	18,379,434
17,475,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	16,582,487
4,750,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	4,842,055
18,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	19,821,402
20,400,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	19,633,531
2,325,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,218,467
7,125,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	6,278,960
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,463,151
4,050,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	4,182,079
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	13,121,536
	TOTAL	209,861,284
	Construction Machinery—0.8%
24,000,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	23,976,274
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,218,976
3,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,917,091
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,907,596
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,461,319
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,704,717
5,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,666,272
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	839,141
	TOTAL	59,691,386
	Consumer Cyclical Services—3.6%
13,375,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	13,726,936
30,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	27,836,748
35,075,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	35,318,280
21,700,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	21,729,577
18,400,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	17,901,826
3,950,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	4,066,805
5,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	5,517,785
4,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	4,489,679
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	27,314,497
25,525,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	26,375,161
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,826,733
2,100,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,803,635
21,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	19,143,399
12,600,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	12,136,673
8,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	8,017,438
20,350,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	20,353,822
11,850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	12,089,725
11,900,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	12,154,672
	TOTAL	278,803,391
	Consumer Products—1.8%
2,550,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	2,651,141

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 53,250,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	$ 53,521,255
5,075,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	5,298,174
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,270,961
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,720,477
25,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	24,242,115
20,050,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	19,277,109
12,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	12,358,161
4,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	4,181,911
	TOTAL	136,521,304
	Diversified Manufacturing—1.3%
42,525,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	43,066,386
3,275,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	3,332,741
12,475,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	12,774,425
10,700,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	10,913,786
12,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	13,205,330
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,454,923
	TOTAL	101,747,591
	Finance Companies—2.9%
42,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	44,863,341
1,850,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	1,907,831
1,825,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	1,892,968
2,025,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	2,138,398
10,650,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	10,206,246
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,915,350
10,425,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	10,003,697
12,100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	12,161,226
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,513,901
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	16,373,890
17,400,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	15,916,541
18,475,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	16,337,600
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	9,562,955
25,375,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	25,378,537
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	19,017,294
11,200,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	11,141,123
9,100,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	9,125,025
	TOTAL	220,455,923
	Food & Beverage—1.6%
2,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,124,752
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,152,806
19,450,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	20,185,852
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	16,027,291
6,475,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	6,446,070
3,950,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	3,963,236
18,425,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	18,193,173
8,100,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	8,116,224
12,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	12,075,608
3,575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	3,492,757
3,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,362,643
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	19,728,275
2,850,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	2,777,727
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,456,542
	TOTAL	126,102,956
	Gaming—5.3%
15,400,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	13,087,403

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	$ 12,583,423
11,375,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	10,619,612
18,525,000	Caesars Entertainment Corp., 144A, 6.000%, 10/15/2032	18,028,243
13,725,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	14,155,636
12,250,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	12,410,205
6,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	5,951,699
7,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	7,978,306
5,825,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	5,757,889
2,425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	2,414,215
21,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	21,484,632
7,549,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	7,633,602
17,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	17,986,573
6,775,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	7,063,818
12,575,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	12,592,731
21,975,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	22,006,512
15,650,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	14,934,458
40,325,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	40,192,069
22,850,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	23,672,463
13,275,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	12,101,882
7,725,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	7,661,989
21,050,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	20,511,036
4,075,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	4,101,117
33,600,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	32,220,297
5,250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	4,769,141
8,100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	7,976,854
5,025,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2028	4,929,358
11,450,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,432,152
14,950,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	15,641,542
12,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	11,919,601
	TOTAL	403,818,458
	Health Care—4.7%
13,625,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	13,012,547
11,675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	10,816,674
32,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	31,304,972
10,050,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	6,597,699
20,425,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	14,039,634
10,825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	10,519,978
3,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	3,079,834
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	13,397,458
7,500,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	7,764,765
2,900,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	2,698,825
8,850,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	8,496,720
7,850,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	7,850,000
7,400,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	7,434,347
8,350,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,321,146
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,375,990
2,550,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,604,091
5,250,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	4,652,558
16,725,000	Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	15,619,569
72,675,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	70,465,827
8,275,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	8,418,753
3,175,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	3,396,037
16,950,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	16,664,691
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,519,247

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 1,550,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	$ 1,492,405
5,250,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	4,965,111
18,900,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	18,708,666
16,275,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	16,320,082
5,675,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	5,813,181
27,550,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	27,586,393
4,625,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	4,475,418
		TOTAL	359,412,618
		Health Insurance—0.5%
18,250,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	17,699,512
12,900,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	12,287,473
5,700,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	5,664,447
		TOTAL	35,651,432
		Independent Energy—3.4%
17,800,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	18,269,119
6,325,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,193,630
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,540,177
8,625,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,492,942
4,925,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	4,969,798
8,375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	8,553,438
2,971,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,678,071
2,200,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	2,202,039
7,675,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	8,141,310
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,431,714
16,050,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	16,806,276
2,150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	2,193,871
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,974,085
22,450,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	22,052,249
5,650,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,274,598
6,975,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	6,853,494
1,900,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	8,550
10,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	45,788
1,600,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,594,458
9,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	9,459,144
8,900,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	8,927,911
10,195,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	10,224,056
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,647,502
5,725,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	5,742,427
10,925,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,903,389
1,875,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	1,926,013
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	10,021,264
5,900,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,075,790
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,234,215
19,250,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	18,293,604
10,175,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	10,579,904
2,200,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	2,203,813
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,575,551
9,175,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,184,047
6,300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	6,307,793
6,800,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	6,795,568
		TOTAL	259,377,598
		Industrial - Other—1.6%
19,450,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	19,646,542
2,950,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,821,934

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$ 53,725,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	$ 51,847,902
32,275,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	33,569,582
17,325,000	TK Elevator U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	17,142,932
	TOTAL	125,028,892
	Insurance - P&C—8.3%
25,275,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	26,149,085
5,200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	5,007,023
14,675,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	15,013,240
22,125,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	22,531,425
5,650,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	5,658,266
7,050,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	7,023,986
12,725,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	12,880,220
33,925,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	32,338,643
8,550,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	8,809,280
71,650,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	74,264,049
24,900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	25,212,844
11,525,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	12,475,328
25,025,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	25,616,741
62,850,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	61,581,907
36,125,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	37,378,682
27,575,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	27,061,027
52,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	54,325,255
19,625,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	20,899,310
24,950,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	27,030,231
52,200,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	53,491,898
11,675,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	11,029,990
13,325,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	13,212,288
50,750,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	53,032,025
	TOTAL	632,022,743
	Leisure—2.3%
3,825,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	4,012,326
13,950,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	13,985,684
6,975,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	6,996,635
3,650,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	3,658,596
8,550,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	9,084,238
2,058,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	2,066,819
1,650,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/1/2030	1,660,679
12,675,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	12,880,828
6,775,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	7,202,272
7,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	7,984,767
17,500,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	17,649,537
750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	740,186
4,325,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	4,328,884
7,750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	7,764,369
6,650,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	6,604,841
10,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	10,231,835
5,775,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,744,112
23,550,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	24,278,354
32,625,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	31,550,913
	TOTAL	178,425,875
	Lodging—1.0%
1,875,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,649,833
9,275,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,666,239
5,050,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	5,043,898

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 13,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	$ 13,018,334
10,950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	10,885,279
3,225,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	3,125,320
12,925,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	13,031,825
5,900,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	6,122,902
12,425,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	11,946,193
4,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	5,009,573
	TOTAL	78,499,396
	Media Entertainment—2.9%
13,875,000	CMG Media, Corp., 144A, 8.875%, 6/18/2029	11,214,191
3,674,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	1,322,640
16,475,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	9,841,109
6,200,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	3,771,428
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,846,919
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,602,774
3,100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	2,771,016
13,050,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	12,879,308
3,200,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,355,683
6,225,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	5,832,882
11,525,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	10,720,682
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,471,781
5,375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	2,871,936
11,325,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	9,520,928
2,775,000	Sinclair Television Group, Inc., Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	1,950,964
9,825,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	9,336,698
10,125,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	7,074,844
61,325,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	59,229,034
8,325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	7,828,263
14,425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	13,154,417
11,100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	10,966,403
15,200,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	15,554,798
6,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	5,933,536
1,250,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,143,289
	TOTAL	223,195,523
	Metals & Mining—0.9%
19,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	17,936,922
3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,490,994
1,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,146,106
4,300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	4,317,781
16,000,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	15,980,794
7,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	7,141,076
21,350,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	20,779,831
	TOTAL	70,793,504
	Midstream—4.7%
9,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	9,122,924
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	23,661,574
32,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	32,085,785
3,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	3,705,210
4,575,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	4,702,867
8,325,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	8,716,616
11,900,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	11,544,900
24,725,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	22,804,993
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	12,137,070
17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	16,359,734

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 9,241,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	$ 8,915,947
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	23,128,698
5,525,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	5,621,251
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	17,462,315
1,600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,641,318
1,450,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	1,562,958
4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	4,259,190
15,300,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	15,079,290
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,506,669
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	575,556
4,500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	4,594,374
19,150,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	19,061,633
19,000,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	19,461,757
9,500,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	9,533,934
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,563,643
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	27,535,537
9,525,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	9,492,638
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,229,707
21,900,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	21,960,816
2,875,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	2,866,113
	TOTAL	355,895,017
	Oil Field Services—2.2%
29,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	29,614,095
29,575,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	29,596,826
22,725,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	23,408,477
11,625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	11,244,406
4,475,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	4,649,100
1,575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,590,755
6,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	5,685,791
11,425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,532,463
4,523,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	4,537,618
26,200,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	26,380,230
17,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	18,049,463
	TOTAL	166,289,224
	Packaging—4.2%
29,910,686	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	1,869,418
23,400,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	20,448,633
24,500,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	13,565,538
26,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	14,451,451
13,750,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	11,919,692
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,397,144
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,938,690
5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	5,362,037
8,225,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	8,366,051
61,525,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	62,820,778
8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	8,583,589
17,700,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	18,049,239
13,375,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	13,645,309
5,425,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	4,935,164
8,113,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	8,146,206
7,200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	7,027,200
14,075,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	13,536,393
17,525,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	17,815,757
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,805,872

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	$ 2,450,759
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,185,546
5,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	6,140,036
8,125,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	8,089,982
47,075,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	47,138,740
	TOTAL	321,689,224
	Paper—0.5%
20,725,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	19,645,464
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,100,708
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	12,450,670
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	939,540
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,227,514
	TOTAL	36,363,896
	Pharmaceuticals—1.7%
8,850,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	7,178,717
5,050,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	4,442,995
2,100,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	1,921,500
14,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	8,245,440
3,850,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,043,137
15,250,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	9,450,120
6,675,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	4,228,579
40,075,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	37,119,493
17,175,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	16,375,090
7,525,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	7,569,255
3,825,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	3,904,652
3,400,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	3,227,159
24,000,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	21,741,730
	TOTAL	127,447,867
	Restaurant—1.6%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,794,021
72,125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	65,369,672
8,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	8,568,490
6,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	6,188,236
6,400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	6,380,749
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	5,985,479
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,456,493
7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	6,663,826
3,625,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	3,548,473
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,682,782
	TOTAL	122,638,221
	Retailers—1.5%
16,225,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	16,216,595
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	213,787
16,275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	15,481,341
10,325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	9,667,873
4,450,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	4,412,835
8,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	7,581,161
9,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	8,361,355
3,875,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	3,948,265
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,140,690
3,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	3,037,991
28,300,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	29,738,065
10,975,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	11,442,535

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 1,325,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	$ 1,320,234
	TOTAL	116,562,727
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,679,363
12,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	11,763,903
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,266,171
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,219,176
8,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	8,693,532
	TOTAL	46,622,145
	Technology—12.1%
14,800,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	15,016,672
63,950,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	61,919,581
20,300,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	21,364,715
14,825,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	11,538,257
10,050,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144A, 8.000%, 6/15/2029	9,748,490
23,725,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	22,557,032
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,603,952
44,575,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	41,832,773
33,325,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	32,787,252
12,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	12,507,816
38,125,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	39,075,151
26,300,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	25,330,259
17,800,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	17,734,903
23,175,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	23,445,823
26,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	24,971,340
5,475,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	5,521,691
8,700,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	8,396,640
22,975,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	22,921,105
13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	12,431,476
6,150,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	5,864,025
15,050,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	15,536,205
8,828,820	GoTo Group, Inc., 144A, 5.500%, 5/1/2028	7,725,218
12,192,180	GoTo Group, Inc., 144A, 5.500%, 5/1/2028	5,516,961
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	23,269,224
10,575,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	9,768,800
7,025,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	7,148,422
12,875,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	12,905,708
27,650,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	28,462,468
71,625,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	70,632,843
9,100,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	9,920,899
9,225,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,899,475
9,025,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	8,615,489
9,050,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	9,367,519
17,450,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	16,585,663
8,000,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	7,177,514
3,000,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	2,838,123
11,275,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	11,687,744
39,925,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	37,882,489
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,217,650
1,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	1,234,407
7,300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	7,821,417
23,759,625	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	27,029,068
3,100,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,873,014
8,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,567,661

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 4,450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	$ 3,930,289
4,600,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	4,633,571
41,500,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	41,420,063
9,675,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	9,841,110
15,150,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	13,943,892
13,500,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	12,674,579
46,025,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	47,021,487
11,975,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	10,905,072
5,625,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	5,756,732
14,025,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	12,800,373
		TOTAL	927,180,102
		Transportation Services—0.4%
15,225,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,574,688
12,725,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	13,202,175
		TOTAL	28,776,863
		Utility - Electric—2.8%
13,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	12,915,484
14,650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	13,261,004
7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	7,547,600
7,450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	7,119,993
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,335,698
6,625,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	6,291,862
19,900,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	20,043,439
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,632,383
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,688,807
2,082,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,830,442
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,190,086
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	765,360
4,100,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	4,008,419
4,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	4,781,940
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,336,344
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	10,981,067
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	26,207,344
8,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	8,677,237
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,633,277
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,653,590
28,825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	28,842,673
2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	2,497,083
9,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	9,958,163
		TOTAL	216,199,295
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,592,158,151)	7,333,270,842
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
67,353	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $45,005,284)	1,458,866
		WARRANTS—0.0%
		Media Entertainment—0.0%
81,640	[2,3]	Audacy Capital Corp., Warrants	816
13,607	[2,3]	Audacy Capital Corp., Warrants	136
		TOTAL WARRANTS (IDENTIFIED COST $27,014)	952

Principal Amount or Shares		Value
	INVESTMENT COMPANY—3.4%
259,780,001	Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[4] (IDENTIFIED COST $259,780,001)	$ 259,780,001
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $7,896,970,450)	7,594,510,661
	OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	65,084,470
	TOTAL NET ASSETS—100%	$7,659,595,131
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$205,105,579
Purchases at Cost	$271,278,026
Proceeds from Sales	$(216,603,604)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$259,780,001
Shares Held as of 1/31/2025	259,780,001
Dividend Income	$2,698,288

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$7,333,270,842	$—	$7,333,270,842
Warrants	—	—	952	952
Equity Security:
Common Stocks
Domestic	—	—	1,458,866	1,458,866
Investment Company	259,780,001	—	—	259,780,001
TOTAL SECURITIES	$259,780,001	$7,333,270,842	$1,459,818	$7,594,510,661

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind